Summary of Significant Accounting Policies - Schedule of Assets Required to be Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - Interest Rate Cap [Member] - USD ($)
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate cap agreements	$ 0	$ 0	$ 0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate cap agreements	8,046	207,769	347,409
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate cap agreements	$ 0	$ 0	$ 0